Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 4.0%
53,316	Vanguard S&P 500 ETF	$21,027,830	2.0
541,250	Xtrackers USD High Yield Corporate Bond ETF	21,693,300	2.0

	Total Exchange-Traded Funds
	(Cost $41,485,529)	42,721,130	4.0

MUTUAL FUNDS: 96.0%
	Affiliated Investment Companies: 96.0%
7,881,243	Voya Emerging Markets Index Portfolio - Class P2	107,578,961	10.1
19,724,473	Voya International Index Portfolio - Class P2	233,537,757	22.0
5,347,834	Voya Russell Mid Cap Index Portfolio - Class P2	74,014,023	7.0
3,006,503	Voya Russell Small Cap Index Portfolio - Class P2	52,794,191	5.0
3,028,312	Voya U.S. Bond Index Portfolio - Class P2	32,736,051	3.1
25,849,283	Voya U.S. Stock Index Portfolio - Class P2	518,019,629	48.8

	Total Mutual Funds
	(Cost $895,366,705)	1,018,680,612	96.0

	Total Investments in Securities (Cost $936,852,234)	$1,061,401,742	100.0
	Assets in Excess of Other Liabilities	422,439	0.0
	Net Assets	$1,061,824,181	100.0

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$42,721,130	$–	$–	$42,721,130
Mutual Funds	1,018,680,612	–	–	1,018,680,612
Total Investments, at fair value	$1,061,401,742	$–	$–	$1,061,401,742

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended September 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2020	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 09/30/2021	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$94,397,219	$53,437,161	$(30,096,597)	$(10,158,822)	$107,578,961	$1,204,386	$6,820,129	$-
Voya International Index Portfolio - Class P2	194,755,051	39,170,104	(9,144,361)	8,756,963	233,537,757	$4,629,715	1,988,173	-
Voya Russell Mid Cap Index Portfolio - Class P2	41,917,329	36,883,657	(4,370,734)	(416,229)	74,014,023	$726,969	(438,704)	6,399,496
Voya Russell Small Cap Index Portfolio - Class P2	39,213,332	27,222,460	(12,891,837)	(749,764)	52,794,191	$407,998	5,393,657	-
Voya U.S. Bond Index Portfolio - Class P2	47,221,159	10,014,265	(22,755,105)	(1,744,268)	32,736,051	$767,075	(328,883)	363,458
Voya U.S. Stock Index Portfolio - Class P2	490,122,350	109,977,562	(80,532,210)	(1,548,073)	518,019,629	$-	27,707,130	46,410,811
	$907,626,440	$276,705,208	$(159,790,843)	$(5,860,193)	$1,018,680,612	$7,736,143	$41,141,502	$53,173,766

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

Voya Index Solution 2045 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2021 (Unaudited) (Continued)

At September 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $942,445,247.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$120,610,857
Gross Unrealized Depreciation	(1,654,362)
Net Unrealized Appreciation	$118,956,495